Commitments and contingencies:	12 Months Ended
Jun. 30, 2014
Commitments and contingencies:
Commitments and contingencies:

Note G — Commitments and contingencies:

Key personnel (unaudited)

The Company depends to a large extent on the services of Calvin A. Wallen III, the Company’s President, Chairman of the Board, and Chief Executive Officer.

On February 29, 2008, the Company entered into employment agreements with Mr. Wallen and its Executive Vice President and Secretary, Jon S. Ross. The agreement with Mr. Wallen provided for a base salary of $200,000 per year, while the agreement with Mr. Ross provided for a base salary of $150,000 per year. The other terms and conditions of the agreements are substantially consistent. On December 16, 2013, the Company entered into amendments to the employment agreements of Messrs. Wallen and Ross. The amendment with Mr. Wallen provides for a base salary of $400,000 per year, while the amendment with Mr. Ross provides for a base salary of $300,000 per year.

Both agreements provide for a term of employment of 36 months from the effective date of February 1, 2008, which term shall be automatically extended by one additional month upon the expiration of each month during the term; provided, that the Company may terminate subsequent one-month extensions at any time. Each agreement is subject to early termination by the Company in the event that the employee dies, becomes totally disabled or commits an act constituting “Just Cause” under the agreement. The agreements provide that Just Cause includes, among other things, the conviction of certain crimes, habitual neglect of his duties to the Company or other material breaches by the employee of the agreement. Each agreement also provides that the employee shall be permitted to terminate his employment upon the occurrence of “Good Reason,” as defined in the agreement. The agreements provide that Good Reason includes, among other things, a material diminution in the employee’s authority, duties, responsibilities or salary, or the relocation of the Company’s principal offices by more than 50 miles. If the employee’s employment is terminated by (a) the Company other than due to the employee’s death, disability or Just Cause, or (b) the employee for Good Reason, then the Company is required to pay all remaining salary through the end of the then-current term. The foregoing severance payment is subject to reduction under certain conditions.

On January 14, 2011, the Company entered into an employment agreement with its Chief Financial Officer, Larry G. Badgley.  The agreement provides for the grant of stock options, under the Plan, for the purchase of an aggregate of 288,667 shares of Company Common Stock.  These options have an exercise price $1.20 per share and expire five years from their issue date.  One option, for the purchase of 15,667 shares, was fully vested upon grant.  The other option, for the purchase of 273,000 vested on October 1, 2012. We estimated the fair value of the options on the date of grant using the Black-Scholes valuation model to be $100,997.

On December 12, 2013, Mr. Badgley’s salary increased to $250,000 per year and a health insurance reimbursement up to $1,500 per month. In June of 2014, Mr. Badgley’s salary decreased to $215,000 per year and a health insurance reimbursement up to $1,500 per month. Following the end of fiscal 2014, Mr. Badgley’s salary increased to $250,000.

On March 24, 2014, the Company hired Scott M. Pinsonnault, as its Chief Financial Officer and Senior Vice President. Concurrently with his hire, the Company entered into an employment agreement with Mr. Pinsonnault. The agreement provided for a base salary of $325,000, on an annual basis, and a term of employment of three years. The agreement also provided for commencement payments in the aggregate amount of $187,500, as well as eligibility for certain bonuses and incentive compensation. The agreement also provided for a monthly medical expense reimbursement of $1,500. On August 12, 2014, Mr. Pinsonnault resigned as the Company’s Chief Financial Officer.

Environmental matters

The Company’s operations and properties are subject to extensive and changing federal, state and local laws and regulations relating to environmental protection, including the generation, storage, handling and transportation of oil and gas and the discharge of materials into the environment. The Company generates typical oil and gas field wastes, including hazardous wastes that are subject to the federal Resources Conservation and Recovery Act and comparable state statutes. Furthermore, certain wastes generated by the Company’s oil and gas operations that are currently exempt from regulation as “hazardous wastes” may in the future be designated as “hazardous wastes” and therefore be subject to more rigorous and costly operating and disposal requirements. All of the Company’s properties are operated by third parties over whom the Company has limited control. In addition to the Company’s lack of control over properties operated by others, the failure of previous owners or operators to comply with applicable environmental regulations may, in certain circumstances, adversely impact the Company.

Legal proceedings

A lawsuit was filed on or about June 15, 2010, styled, “Gloria’s Ranch, LLC v. Tauren Exploration, Inc., Cubic Energy, Inc., Wells Fargo Energy Capital, Inc. & EXCO USA Asset, LLC”, filed in the 1st Judicial District Court, Caddo Parish, Louisiana, Cause No. 541-768, A.  This lawsuit alleges that all or part of the Gloria’s Ranch mineral lease has lapsed, and seeks a finding that the mineral lease has lapsed, damages, attorney fees, and other equitable relief. This lawsuit would have a material effect, up to an estimated maximum of $9,100,000, if ultimately adjudicated entirely in favor of the mineral owner. The Company intends to vigorously defend its position and believes it will prevail regarding some, if not all, of the acreage at issue in this lawsuit.

On October 2, 2012, the Company entered into a Settlement Agreement and Mutual Release with Tauren, EXCO and BG US Production Company, LLC (“BG”).   This agreement provides that EXCO and BG shall (a) apply the Drilling Credits as provided in the agreement and place the Company in consent status on specified wells and (b) pay to the Company $12,179,853 in cash.  The agreement also provides for mutual releases among the parties.  Pursuant to the Fourth Amendment to Credit Agreement between the Company and WFEC, $9,134,890 of such amount was paid to WFEC when received by EXCO and BG in order to reduce the borrowings under the Company’s revolving credit facility with the balance of the cash received by the Company. The settlement included reimbursement of legal and arbitration expenses in the amount $677,303, which is included as other income for the year ended June 30, 2013.

We are party to lawsuits arising in the normal course of business. We intend to defend these actions vigorously and believe, based on currently available information, that adverse results or judgments from such actions, if any, will not be material to our financial position or results of operations. The legal climate in Northwest Louisiana is hostile and litigious towards oil and gas companies; and the legal environment in East Texas is becoming increasingly competitive and hostile. Mineral owners are seeking opportunities to make additional money from their mineral rights, including pursuit of claims of lease expiration by asserting that production does not exist in paying quantities. In the normal course of our business, title defects and lease issues of varying degrees will arise, and, if practicable, reasonable efforts will be made to cure any such defects and issues.